SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenues
	Year ended December 31,
	2025	2024	2023

USA	$186,885	$219,559	$271,647
Canada	51,874	61,749	75,462
Latin America	1,461	1,392	3,285
Australia	67,480	75,388	106,223
Asia	18,224	20,577	25,959
EMEA	51,952	47,121	59,908
Israel	19,352	17,435	22,747

	$397,228	$443,221	$565,231

Schedule of Long-Lived Assets
	December 31,
	2025	2024

USA	$76,323	$87,861
Canada	9,377	10,506
Australia	10,338	5,618
Asia	16,881	19,435
EMEA	12,729	11,315
Israel	38,550	89,791

	$164,198	$224,526